REDEEMABLE NON-CONTROLLING INTERESTS (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2014 CNY (¥) shares	Jul. 31, 2014 USD ($) $ / shares shares	Jan. 22, 2014 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares			15,000,000
Value of shares issued | $			$ 126.3
Change in the carrying amount of redeemable non-controlling interests
Disposition of Jiangxi Jinko Engineering						¥ 37,034,553
Jiangxi Jinko [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Ownership percentage by noncontrolling owner				45.00%	45.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				45.00%	45.00%
Redeemable Convertible Preferred Stock [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Stock Repurchased During Period, Value | $					$ 225.0
Series A Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares	25,532	25,532
Series A-1 Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares	26,809	26,809
Series A-2 Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued | shares	5,106	5,106
JinkoSolar Power [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Shares issue price per share | $ / shares		$ 3,917
Value of shares issued | $		$ 225.0
Ownership percentage by noncontrolling owner		45.00%
Ownership percentage by the Company		55.00%
Stock Repurchased During Period, Value	¥ 1,385,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		45.00%
Change in the carrying amount of redeemable non-controlling interests
Beginning Balance						1,607,925,732	¥ 1,435,585,290
Accretion to redemption value of redeemable non-controlling interests						159,477,930	172,340,442
Disposition of Jiangxi Jinko Engineering						(1,767,403,662)
Ending Balance							¥ 1,607,925,732
Wide Wealth Group Holding Limited [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Equity Method Investment, Ownership Percentage				45.00%	45.00%